OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF OPERATING SEGMENTS

	Year Ended December 31, 2022
	Precision Metal Parts	Advanced Engineering	Smart Carts (*)	Total (**)
Revenues
External	$3,958	$1,705	$3,688	$9,351
Total	3,958	1,705	3,688	9,351

Segment operational loss (gain)	761	(60)	16,001	16,702
Loss on revaluation of warrant liability				254
Finance expense, net				1,391
Tax expenses				-
Loss				$18,347

(*)	All revenues from the smart cart segment are generated from one customer, which is the main customer of the Company, and accounts for 40% of the Company’s revenues for the year ended December 31, 2022. Revenues from the precision metal parts and advanced engineering segments are generated from dozens of customers, which do not represent more than 10% of the total sales of the Company.
(**)	All revenues are generated in the state of Israel.
(**)	All non-current assets are located in the state of Israel.

	Year Ended December 31, 2021
	Precision Metal Parts	Advanced Engineering	Smart Carts (*)	Total (**)
Revenues
External	$-	$1,935	$750	$2,685
Total	-	1,935	750	2,685

Segment operational loss	-	1,034	8,128	9,162
Loss on revaluation of warrant liability				30,895
Finance expense, net				91
Tax expenses				142
Loss				$40,290

	Year Ended December 31, 2020
	Precision Metal Parts	Advanced Engineering	Smart Carts (*)	Total (**)
Revenues
External	$-	$1,068	$-	$1,068
Total	-	1,068	-	1,068

Segment operational loss	-	2,510	166	2,676
Loss on revaluation of warrant liability				3,228
Finance expense, net				32
Tax expenses				17
Loss				$5,953

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 31 – OPERATING SEGMENTS (CONTINUED):

	As at December 31, 2022
	Precision Metal Parts	Advanced Engineering	Smart Carts	Adjustment & Elimination	Total
Segment assets	$2,741	$1,162	$8,791	$-	$12,694
Segment liabilities	$3,575	$1,043	$5,187	$-	$9,805

	As at December 31, 2021
	Precision Metal Parts	Advanced Engineering	Smart Carts	Adjustment & Elimination	Total
Segment assets	$-	$1,707	$12,424	$-	$14,131
Segment liabilities	$-	$1,786	$1,438	$-	$3,224